United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/2010

Date of Reporting Period:  Quarter ended 09/30/2010

Item 1.                      Schedule of Investments

Federated Inflation-Protected Securities Core Fund

Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount			Value
		U.S. Treasury – 99.5%
		Treasury Securities – 99.5%
$6,868,224		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	7,263,147
1,098,410		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	1,205,205
302,595		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	337,030
1,387,884		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	1,592,181
4,177,291	[1]	U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	4,289,765
1,314,287		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	1,406,809
1,512,225		U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	1,607,653
7,076,352		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	7,680,374
949,600		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2013	1,009,241
4,931,608		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2015	5,361,852
1,276,288		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	1,415,540
1,718,960		U.S. Treasury Inflation-Protected Note, 2.000%, 4/15/2012	1,778,718
4,129,545		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	4,429,234
4,047,995		U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	4,378,539
2,378,310		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	2,681,652
2,320,947		U.S. Treasury Inflation-Protected Note, 2.500%, 7/15/2016	2,629,212
1,593,598		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,838,728
491,112		U.S. Treasury Inflation-Protected Note, 3.375%, 1/15/2012	514,305
		TOTAL U.S. TREASURY (IDENTIFIED COST $47,702,619)	51,419,185
		MUTUAL FUND – 0.1%
72,295	[2,3]	Federated Government Obligations Fund, Institutional Shares, 0.06%	72,295
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $47,774,914)[4]	51,491,480
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[5]	180,875
		TOTAL NET ASSETS — 100%	$51,672,355

At September 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
6U.S. Treasury Note 10-Year Short Futures	40	$5,041,875	December 2010	$(49,461)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Affiliated company.
3	7-Day net yield.
4	At September 30, 2010, the cost of investments for federal tax purposes was $47,774,914. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $3,716,566. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,716,566.
5	Assets, other than investments in securities, less liabilities.
6	Non-income producing security.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
1

  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$51,419,185	$ —	$51,419,185
Mutual Fund	72,295	—	—	72,295
TOTAL SECURITIES	$72,295	$51,419,185	$ —	$51,491,480
OTHER FINANCIAL INSTRUMENTS*	$(49,461)	$ —	$ —	$(49,461)
*	Other financial instruments include futures contracts.
2

Federated Mortgage Core Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount			Value
		Collateralized Mortgage Obligations – 11.1%
		Federal Home Loan Mortgage Corporation – 4.3%
$15,178,393	[1]	REMIC 3144 FB, 0.607%, 4/15/2036	15,143,038
8,885,099	[1]	REMIC 3160 FD, 0.587%, 5/15/2036	8,864,018
4,733,476	[1]	REMIC 3175 FE, 0.567%, 6/15/2036	4,720,395
19,447,921	[1]	REMIC 3179 FP, 0.637%, 7/15/2036	19,417,267
2,440,443	[1]	REMIC 3206 FE, 0.657%, 8/15/2036	2,440,296
11,510,251	[1]	REMIC 3260 PF, 0.557%, 1/15/2037	11,471,629
7,716,484	[1]	REMIC 3296 YF, 0.657%, 3/15/2037	7,673,642
		TOTAL	69,730,285
		Federal National Mortgage Association – 3.6%
1,788,678	[1]	REMIC 2005-63 FC, 0.506%, 10/25/2031	1,776,815
10,578,909	[1]	REMIC 2006-104 FY, 0.596%, 11/25/2036	10,556,984
13,732,576	[1]	REMIC 2006-115 EF, 0.616%, 12/25/2036	13,706,725
3,224,209	[1]	REMIC 2006-43 FL, 0.656%, 6/25/2036	3,224,862
6,173,243	[1]	REMIC 2006-58 FP, 0.556%, 7/25/2036	6,154,953
11,438,771	[1]	REMIC 2006-81 FB, 0.606%, 9/25/2036	11,425,107
10,604,995	[1]	REMIC 2006-85 PF, 0.636%, 9/25/2036	10,593,326
		TOTAL	57,438,772
		Non-Agency Mortgage – 3.2%
5,604,615		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	5,573,767
5,713,776		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	5,326,552
10,937,120		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	10,157,440
5,356,139		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	5,253,535
10,587,599		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	10,013,699
4,323,207		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	4,225,751
11,397,897		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	10,318,705
		TOTAL	50,869,449
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $180,120,206)	178,038,506
		Mortgage-Backed Securities – 95.2%
		Federal Home Loan Mortgage Corporation – 61.6%
106,000,000	[2]	4.000%, 10/1/2025 - 10/1/2040	109,478,236
418,365,059	[2]	4.500%, 6/1/2019 - 10/1/2040	436,854,331
226,133,738	[2]	5.000%, 7/1/2019 - 10/1/2040	238,650,053
130,198,457		5.500%, 3/1/2021 - 9/1/2038	139,032,611
32,272,733		6.000%, 5/1/2014 - 9/1/2037	34,729,876
19,721,886		6.500%, 7/1/2014 - 4/1/2038	21,511,715
2,610,208		7.000%, 12/1/2011 - 9/1/2037	2,884,832
615,538		7.500%, 12/1/2022 - 5/1/2031	706,168
554,271		8.000%, 12/1/2029 - 3/1/2031	639,974
12,524		8.500%, 9/1/2025	14,498
25,166		9.000%, 5/1/2017	27,702
1,031		9.500%, 4/1/2021	1,200
		TOTAL	984,531,196
		Federal National Mortgage Association – 30.1%
10,545,654		4.500%, 12/1/2019 - 4/1/2024	11,154,071
139,134,999		5.000%, 5/1/2023 - 7/1/2039	146,960,963
1

Principal Amount			Value
$171,054,337		5.500%, 9/1/2014 - 7/1/2038	182,955,952
93,541,236		6.000%, 12/1/2013 - 2/1/2039	100,978,995
26,015,191		6.500%, 8/1/2014 - 10/1/2038	28,524,738
9,542,027		7.000%, 3/1/2012 - 6/1/2037	10,548,795
734,409		7.500%, 6/1/2011 - 6/1/2033	831,017
237,937		8.000%, 7/1/2023 - 3/1/2031	272,274
9,197		9.000%, 11/1/2021 - 6/1/2025	10,347
		TOTAL	482,237,152
		Government National Mortgage Association – 3.5%
154,350		12.000%, 4/15/2015 - 6/15/2015	176,051
30,000,000		4.500%, 5/15/2039 - 7/15/2040	31,616,058
8,987,375		5.000%, 8/20/2039	9,596,480
3,365,185		5.500%, 12/20/2038	3,613,367
6,217,795		6.000%, 10/15/2028 - 6/15/2037	6,777,329
971,280		6.500%, 10/15/2028 - 2/15/2032	1,083,468
1,156,540		7.000%, 11/15/2027 - 12/15/2031	1,290,731
525,745		7.500%, 4/15/2029 - 1/15/2031	601,965
619,527		8.000%, 1/15/2022 - 11/15/2030	715,274
57,166		8.500%, 3/15/2022 - 9/15/2029	65,998
1,891		9.500%, 10/15/2020	2,215
		TOTAL	55,538,936
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,442,147,057)	1,522,307,284
		Repurchase Agreements – 7.8%
35,475,000	[1,3]	Interest in $123,194,000 joint repurchase agreement 0.21%, dated 9/14/2010 under which CS First Boston Corp. will repurchase securities provided as collateral for $123,214,840 on 10/13/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $126,902,432.	35,475,000
44,543,000		Interest in $6,310,000,000 joint repurchase agreement 0.25%, dated 9/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,310,043,819 on 10/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/16/2040 and the market value of those underlying securities was $6,461,964,047.	44,543,000
44,344,000	[1,3]	Interest in $61,611,000 joint repurchase agreement 0.22%, dated 9/20/2010 under which CS First Boston Corp., will repurchase securities provided as collateral for $61,621,542 on 10/18/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $63,463,692.	44,344,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	124,362,000
		TOTAL INVESTMENTS — 114.1% (IDENTIFIED COST $1,746,629,263)[4]	1,824,707,790
		OTHER ASSETS AND LIABILITIES - NET — (14.1)%[5]	(225,597,513)
		TOTAL NET ASSETS — 100%	$1,599,110,277
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	At September 30, 2010, the cost of investments for federal tax purposes was $1,746,629,263. The net unrealized appreciation of investments for federal tax purposes was $78,078,527. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $80,915,456 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,836,929.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2010.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

2

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit
3

High Yield Bond Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 97.7%
		Aerospace/Defense – 1.6%
$3,950,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	4,137,625
5,525,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	5,504,281
2,875,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	2,806,719
2,250,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	1,344,375
2,525,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	2,594,438
1,875,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	1,942,969
1,950,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	2,032,875
2,500,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	2,650,000
2,013,614	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	2,164,635
4,925,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	5,005,031
1,425,000		TransDigm, Inc., Sr. Sub. Note, Series WI, 7.75%, 7/15/2014	1,448,156
		TOTAL	31,631,104
		Automotive – 4.4%
325,000	[1,2]	Accuride Corp., 1st Priority Sr. Secd. Note, Series 144A, 9.50%, 8/1/2018	342,875
3,850,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	4,302,375
700,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	770,000
3,700,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	4,116,250
3,950,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	4,117,875
2,700,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.27681%, 1/13/2012	2,700,675
1,425,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,513,279
2,900,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	3,103,093
2,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	2,873,695
5,600,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	5,975,099
10,575,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	11,973,174
6,375,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	7,337,548
12,700,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	4,064,000
1,675,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	1,783,875
800,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	859,000
3,100,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	3,324,750
2,700,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	2,848,500
3,925,000	[1,2]	Stoneridge, Inc., Series 144A, 9.50%, 10/15/2017	4,042,750
1,675,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	1,842,500
425,000	[1,2]	Tenneco Automotive, Inc., Sr. Note, Series 144A, 7.75%, 8/15/2018	437,750
9,600,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	9,888,000
3,125,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	3,171,875
3,200,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	3,264,000
		TOTAL	84,652,938
		Building Materials – 1.6%
2,125,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	2,146,250
3,625,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	4,005,625
8,050,000		Goodman Global Holdings, Inc., Sr. Disc. Note, 12.481%, 12/15/2014	5,192,250
7,225,000		Norcraft Cos. LLC, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	7,586,250
1,823,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	1,718,178
4,840,108		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	5,166,815

Principal Amount or Shares			Value
$4,500,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	4,837,500
		TOTAL	30,652,868
		Chemicals – 3.8%
2,675,000		Ashland, Inc., Company Guarantee, 9.125%, 6/1/2017	3,076,250
350,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2018	377,563
600,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 7.125%, 5/1/2020	657,750
1,150,000	[1,2]	Celanese Corp., Company Guarantee, Series 144A, 6.625%, 10/15/2018	1,178,750
4,450,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	5,139,750
5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	6,102,187
1,600,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,668,000
7,825,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	7,707,625
3,325,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	3,474,625
6,900,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	6,641,250
3,300,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,432,000
3,900,000	[1,2]	Huntsman International LLC, Sr. Sub. Note, Series 144A, 8.625%, 3/15/2021	4,056,000
2,550,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	2,671,125
1,400,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	1,438,500
550,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	610,500
10,300,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	10,583,250
2,625,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	2,841,563
6,900,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	7,572,750
1,375,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,476,406
925,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	954,874
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,157,311
1,925,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	2,002,000
		TOTAL	74,820,029
		Construction Machinery – 0.6%
1,975,000	[1,2]	Case New Holland, Sr. Note, 7.875%, 12/1/2017	2,155,219
2,925,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	3,045,656
3,625,000		Rental Service Corp., Sr. Note, Series WI, 10.25%, 11/15/2019	3,869,687
1,575,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	1,760,063
		TOTAL	10,830,625
		Consumer Products – 5.3%
6,175,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	6,082,375
1,310,330		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	1,290,675
5,306,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	5,312,633
7,225,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	7,414,656
6,125,000		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	7,043,750
3,075,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	3,305,625
7,350,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	8,020,688
8,400,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	8,736,000
1,950,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	2,086,500
1,875,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 10.00%, 2/15/2015	2,025,000
1,375,000		School Specialty, Inc., Conv. Bond, 3.75%, 11/30/2026	1,342,206
2,700,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	3,071,250
10,225,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	10,352,813
8,575,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	9,250,281
9,420,770		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	10,527,710
2,025,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	2,174,344

Principal Amount or Shares			Value
$13,725,000	[1,2]	Visant Corp., Sr. Note, Series 144A, 10.00%, 10/1/2017	14,376,937
		TOTAL	102,413,443
		Energy – 5.8%
6,875,000	[1,2]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	5,964,062
5,325,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	4,845,750
4,700,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	4,770,500
6,475,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	6,863,500
1,300,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,384,500
4,375,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	4,604,687
3,225,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	3,749,062
3,500,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,675,000
1,650,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	1,687,125
1,750,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	1,898,750
5,825,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	5,985,187
4,100,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	4,243,500
1,300,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,465,750
2,142,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	2,348,168
6,975,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	6,966,281
4,825,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	4,897,375
2,575,000		Linn Energy LLC, Company Guarantee, 11.75%, 5/15/2017	2,967,688
4,725,000	[1,2]	Linn Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	5,032,125
3,400,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 2/1/2021	3,446,750
8,725,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	7,721,625
3,900,000	[1,2]	PHI, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 10/15/2018	3,851,250
8,400,000	[1,2]	Petrohawk Energy Corp., Company Guarantee, Series 144A, 7.25%, 8/15/2018	8,610,000
1,900,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	1,662,500
2,000,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	2,150,372
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,236,000
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	2,110,000
2,825,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,976,844
1,625,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	1,669,688
1,700,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	1,666,000
1,750,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	1,815,625
		TOTAL	112,265,664
		Entertainment – 1.6%
6,700,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, 9.125%, 8/1/2018	7,068,500
7,075,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	7,570,250
2,475,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
4,525,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	4,768,219
6,975,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	7,227,844
3,375,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	3,670,312
		TOTAL	30,305,125
		Environmental – 0.1%
1,625,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	2,053,594
		Financial Institutions – 6.2%
2,874,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	2,978,183
5,550,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	5,792,813
2,717,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,927,568
12,275,000	[1,2]	Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	13,410,437

Principal Amount or Shares			Value
$3,800,000	[1,2]	Ally Financial, Inc., Company Guarantee, Series 144A, 7.50%, 9/15/2020	4,066,000
3,550,000	[1,2]	Ally Financial, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 3/15/2020	3,887,250
8,825,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	9,155,937
24,250,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	23,855,937
5,650,000		Icahn Enterprises LP, Company Guarantee, 8.00%, 1/15/2018	5,706,500
4,300,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	4,611,750
16,125,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	17,334,375
3,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	3,390,625
5,475,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	5,926,687
13,450,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	13,433,187
4,275,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	3,922,313
		TOTAL	120,399,562
		Food & Beverage – 3.9%
11,950,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	12,487,750
2,250,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.965%, 2/1/2015	2,061,563
3,800,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	3,966,250
1,125,000	[1,2]	Cott Beverages, Inc., Company Guarantee, Series 144a, 8.125%, 9/1/2018	1,196,719
9,675,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	9,541,969
500,000		Del Monte Corp., Company Guarantee, 7.50%, 10/15/2019	541,875
7,025,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	7,551,875
5,950,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	6,217,750
4,700,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	5,023,125
1,500,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	1,567,500
3,875,000		Reddy Ice Corp., Sr. Secd. Note, 11.25%, 3/15/2015	3,981,562
7,638,000		Reddy Ice Corp., Sr. Secd. Note, 13.25%, 11/1/2015	6,912,390
3,275,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	3,401,906
5,450,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	5,552,187
3,800,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	4,389,000
1,800,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	1,939,500
		TOTAL	76,332,921
		Gaming – 5.3%
5,125,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	5,022,500
8,075,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	8,660,437
2,668,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	2,654,660
5,500,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	5,616,875
9,350,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	10,285,000
3,300,000	[3,4,5]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	0
7,225,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	5,888,375
762,812	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	218,355
6,250,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	5,750,000
1,500,000		MGM Mirage, Inc., Sr. Note, 5.875%, 2/27/2014	1,290,000
16,150,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	13,727,500
525,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	586,688
1,050,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	1,200,937
1,250,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	1,475,000
1,000,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, Series 144A, 9.00%, 3/15/2020	1,057,500
4,000,000		MGM Mirage, Inc., Sr. Unsecd. Note, 11.375%, 3/1/2018	3,830,000
5,875,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	6,234,844
3,000,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	3,135,000

Principal Amount or Shares			Value
$4,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	4,070,250
1,200,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,281,000
4,100,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	4,043,625
5,475,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,149,621
3,325,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	3,021,594
3,650,000		Wynn Las Vegas LLC, 1st Mtg. Bond, 7.875%, 11/1/2017	3,932,875
625,000	[1,2]	Wynn Las Vegas LLC, 1st Mtg. Note, Series 144A, 7.75%, 8/15/2020	662,500
3,577,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	3,898,930
		TOTAL	102,694,066
		Health Care – 8.8%
5,175,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	5,252,625
5,825,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	6,028,875
4,750,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	4,880,625
6,250,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	6,679,687
3,275,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	3,356,875
400,000		Bio Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	436,000
16,275,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	18,207,656
5,550,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	5,272,500
1,800,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	2,061,000
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,698,313
29,790,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	32,396,625
10,525,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	11,419,625
7,375,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	7,725,312
6,050,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	6,186,125
7,550,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	7,663,250
1,300,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	1,335,750
8,025,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	8,305,875
775,000	[1,2]	Universal Health Services, Inc., Sr. Note, Series 144A, 7.00%, 10/1/2018	804,063
1,775,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.133%, 6/1/2015	1,535,375
7,525,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	7,609,656
12,613,906		VWR Funding, Inc., Company Guarantee, Series WI, 10.25%, 7/15/2015	13,149,997
10,350,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	10,557,000
3,275,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	3,423,145
3,475,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	3,632,192
		TOTAL	170,618,146
		Industrial - Other – 4.9%
4,350,000	[1,2]	American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	4,654,500
1,975,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	2,066,344
4,200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	3,050,250
5,025,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	5,401,875
1,000,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	1,085,000
4,875,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	4,911,562
4,175,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	4,326,344
750,000	[1,2]	ESCO Corp., Floating Rate Note — Sr. Note, 4.16719%, 12/15/2013	690,000
4,150,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	4,274,500
7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	7,624,500
4,475,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	4,642,812
4,675,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	4,797,719
7,650,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	7,611,750

Principal Amount or Shares			Value
$4,625,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	4,220,313
4,000,000	[1,2]	Mueller Water Products, Inc., Sr. Note, Series 144A, 8.75%, 9/1/2020	4,220,000
4,250,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	3,771,875
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	4,419,750
7,300,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	7,455,125
5,175,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	5,666,625
5,350,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	5,430,250
3,850,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	4,081,000
1,150,000	[1,2]	Thermon Industries, Inc., Sr. Secd. Note, Series 144A, 9.50%, 5/1/2017	1,207,500
		TOTAL	95,609,594
		Lodging – 0.3%
4,225,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	4,383,437
150,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	154,313
1,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,197,437
955,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	976,488
		TOTAL	6,711,675
		Media - Cable – 1.6%
1,325,000	[1,2]	Charter Communications Holdings II, Company Guarantee, Series 144A, 7.875%, 4/30/2018	1,381,313
4,493,585		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	5,358,600
800,000	[1,2]	Charter Communications Holdings II, Sr. Note, 8.125%, 4/30/2020	852,000
4,000,000	[1,2]	Charter Communications Holdings II, Sr. Unsecd. Note, Series 144A, 7.25%, 10/30/2017	4,075,000
2,725,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	2,908,938
6,375,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	6,677,812
8,050,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	9,136,750
		TOTAL	30,390,413
		Media - Non-Cable – 9.7%
3,446,823		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	1,671,709
4,245,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	3,189,056
1,450,000		Belo (A.H.) Corp., Sr. Note, 8.00%, 11/15/2016	1,556,938
8,525,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	9,143,062
725,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	772,125
8,050,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	8,432,375
3,675,000	[1,2]	Entravision Communications Corp., 1st Priority Sr. Secd. Note, Series 144A, 8.75%, 8/1/2017	3,766,875
5,350,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	5,537,250
5,200,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	39,000
1,575,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, Series 144A, 7.375%, 12/1/2017	1,653,750
19,975,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	21,822,687
2,800,000	[1,2]	Intelsat Jackson Ltd., Sr. Note, Series 144A, 8.50%, 11/1/2019	3,052,000
13,625,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 9.50%, 2/1/2015	14,170,000
6,475,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	7,591,937
3,900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	4,114,500
425,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	488,750
2,750,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	2,798,125
3,450,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	3,510,375
7,375,000	[1,2]	MDC Corporation Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	7,928,125
9,150,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	8,246,437
4,690,083	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, 0.50/7.00%, 1/15/2014	4,537,655
2,275,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	2,257,938
1,550,000	[1,2]	Nexstar Broadcasting Group, Inc., Sr. Secd. Note, 8.875%, 4/15/2017	1,623,625

Principal Amount or Shares			Value
$5,100,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	5,131,875
3,775,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	4,303,500
5,100,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	5,814,000
1,750,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 7.750%, 10/15/2018	1,737,173
4,750,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	4,845,000
2,325,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	2,418,000
4,725,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	4,961,250
2,700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,797,875
2,525,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,616,531
7,023,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	7,339,035
4,450,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	4,750,375
9,325,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	9,698,000
6,140,439	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	5,910,173
725,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	796,594
5,650,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	6,525,750
1,075,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	1,185,188
		TOTAL	188,734,613
		Metals & Mining – 0.2%
1,825,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	9,125
2,325,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	6,859
3,550,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	3,532,250
		TOTAL	3,548,234
		Packaging – 2.9%
1,925,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,992,375
3,925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	4,140,875
9,075,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	8,870,812
2,425,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	2,291,625
2,550,000	[1,2]	Bway Holding Co., Sr. Note, Series 144a, 10.00%, 6/15/2018	2,773,125
2,075,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	2,241,000
7,125,000		Crown Americas, LLC, Sr. Note, 7.75%, 11/15/2015	7,454,531
6,125,000	[1,2]	Graham Packaging Co., Sr. Note, Series 144A, 8.25%, 1/1/2017	6,247,500
2,275,000	[1,2]	Graham Packaging Co., Sr. Secd. Note, Series 144A, 8.25%, 10/1/2018	2,323,344
3,850,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,182,063
1,325,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	1,432,656
4,500,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	4,421,250
8,325,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	8,512,313
		TOTAL	56,883,469
		Paper – 1.8%
1,250,000		Boise Paper Holdings, LLC, Company Guarantee, 8.00%, 4/1/2020	1,300,000
5,350,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	5,764,625
1,450,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	1,518,875
1,000,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,130,000
9,575,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	10,688,094
650,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	695,500
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	1,858,500
2,050,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	1,865,500
5,725,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	6,311,812
3,850,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	4,453,688
		TOTAL	35,586,594

Principal Amount or Shares			Value
		Restaurants – 0.7%
$8,475,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	8,686,875
5,625,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.037%, 3/15/2014	4,964,062
		TOTAL	13,650,937
		Retailers – 4.8%
5,375,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	6,315,625
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,816,000
8,625,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	8,592,656
950,000		General Nutrition Center, Sr. Sub. Note, 10.75%, 3/15/2015	978,500
1,575,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,596,656
5,950,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	6,946,625
1,525,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	1,559,313
2,325,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	2,313,375
1,250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	1,271,875
1,125,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	1,175,625
3,075,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	2,775,188
3,400,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	3,459,500
7,850,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	7,536,000
9,950,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	10,945,000
1,150,000		Susser Holdings Corp., Company Guarantee, Series WI, 8.50%, 5/15/2016	1,201,750
3,825,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	3,968,437
8,475,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	8,856,375
9,125,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	10,356,875
9,075,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	8,904,844
		TOTAL	92,570,219
		Services – 3.1%
3,575,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	3,843,125
5,250,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	4,869,375
6,800,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	7,276,000
206,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	217,330
8,600,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	8,997,750
8,050,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	6,480,250
4,350,000	[1,2]	Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	4,969,875
9,300,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	9,927,750
12,025,000		West Corp., Sr. Note, 9.50%, 10/15/2014	12,641,281
775,000	[1,2]	West Corp., Sr. Unsecd. Note, 8.625%, 10/1/2018	792,438
		TOTAL	60,015,174
		Technology – 7.3%
5,775,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	5,580,094
5,775,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	6,121,500
6,550,000	[1,2]	Aspect Software, Inc., Sr. Note, Series 144A, 10.625%, 5/15/2017	6,836,562
8,665,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	9,358,200
950,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.625%, 7/15/2017	1,018,875
2,300,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.875%, 7/15/2020	2,489,750
4,875,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	4,009,688
6,900,000	[1,2]	Freescale Semiconductor, Inc., Series 144A, 10.75%, 8/1/2020	6,951,750
6,625,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	6,923,125
7,750,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	7,759,687
5,425,000	[1,2]	Interactive Data Corp., Sr. Note, Series 144A, 10.25%, 8/1/2018	5,831,875
4,375,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	4,599,219

Principal Amount or Shares			Value
$5,500,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Note, Series 144A, 10.50%, 4/15/2018	5,843,750
6,462,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	6,655,860
3,868,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	4,051,730
5,600,000	[1,2]	SSI Investments II Ltd., Sr. Note, Series 144A, 11.125%, 6/1/2018	6,174,000
6,450,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	6,611,250
1,875,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2020	1,842,188
7,325,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	7,251,750
6,525,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	7,308,000
3,700,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	3,797,125
10,225,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	10,812,937
6,725,000		Terremark Worldwide, Inc., Sr. Secd. Note, Series WI, 12.00%, 6/15/2017	7,716,937
2,375,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	2,660,000
3,675,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	4,028,719
		TOTAL	142,234,571
		Transportation – 1.1%
5,600,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	5,950,000
1,400,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	1,484,000
5,100,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	5,259,375
3,525,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	3,762,937
1,500,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 10/15/2018	1,507,500
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,675,938
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,419,656
		TOTAL	21,059,406
		Utility - Electric – 1.9%
5,175,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	3,570,750
6,725,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	5,295,937
1,200,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	873,000
1,288,386	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,231,121
4,925,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	5,066,594
1,225,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,258,688
5,475,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	5,646,094
5,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	5,274,369
12,125,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	8,002,500
2,175,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	1,435,500
		TOTAL	37,654,553
		Utility - Natural Gas – 3.8%
4,575,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,792,312
6,300,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	6,552,000
9,150,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	9,630,375
1,300,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,355,449
1,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,857,839
5,825,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	6,159,937
5,500,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	5,445,000
2,450,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	2,584,750
2,100,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	2,275,875
5,675,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	5,816,875
8,050,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	8,734,250
7,425,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, Series 144A, 8.875%, 3/15/2018	7,981,875
6,182,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	6,475,645

Principal Amount or Shares			Value
$1,125,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	1,245,938
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,019,625
825,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	880,688
		TOTAL	74,808,433
		Wireless Communications – 4.2%
1,175,000	[1]	Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	1,295,438
4,350,000	[1]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	5,089,500
8,225,000	[1]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	8,430,625
2,540,000	[1]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2,606,675
3,125,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	3,296,875
3,775,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	3,907,125
10,550,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	11,103,875
2,575,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	2,710,187
10,050,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	10,150,500
1,025,000		SBA Communications, Corp., Company Guarantee, 8.00%, 8/15/2016	1,107,000
1,000,000		SBA Communications, Corp., Company Guarantee, 8.25%, 8/15/2019	1,105,000
20,775,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	20,982,750
1,775,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	1,934,750
7,325,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	7,270,062
		TOTAL	80,990,362
		Wireline Communications – 0.4%
725,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	763,062
2,025,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	2,096,999
4,900,000	[1,2]	Windstream Corp., Sr. Unsecd. Note, Series 144A, 8.125%, 9/1/2018	5,096,000
		TOTAL	7,956,061
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,781,700,086)	1,898,074,393
		COMMON STOCKS – 0.1%
		Consumer Products – 0.0%
1,003	[1,3,5]	Sleepmaster LLC	10
		Media - Non-Cable – 0.1%
77,803	[3]	Dex One Corp.	955,421
		Metals & Mining – 0.0%
57,533	[1,3,5]	Royal Oak Mines, Inc.	1,314
		Other – 0.0%
172	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $13,072,171)	956,745
		PREFERRED STOCKS – 0.2%
		Financial Institutions – 0.2%
4,843	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend, 7.00% (IDENTIFIED COST $1,470,039)	4,359,760

Principal Amount or Shares			Value
		MUTUAL FUND – 0.4%
7,919,053	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	7,919,053
		TOTAL INVESTMENTS — 98.4% (IDENTIFIED COST $1,804,161,349)[8]	1,911,309,951
		OTHER ASSETS AND LIABILITIES - NET — 1.6%[9]	31,808,375
		TOTAL NET ASSETS — 100%	$1,943,118,326
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $572,105,577, which represented 29.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2010, these liquid restricted securities amounted to $546,245,390, which represented 28.1% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at September 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 - 5/20/1998	$1,676,091	$0
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1/18/2007 - 5/12/2008	$4,175,594	$5,139,750
Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	2/22/2007 - 7/15/2009	$6,099,156	$8,430,625
Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2/22/2007 - 5/2/2008	$2,448,161	$2,606,675
Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	3/16/2010	$1,175,000	$1,295,438
Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	3/6/2009 - 7/20/2009	$4,350,000	$5,089,500
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009 - 12/2/2009	$3,074,344	$3,296,875
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006 - 1/2/2008	$2,334,293	$0
Royal Oak Mines, Inc.	7/31/1998	$6,392	$1,314
Sleepmaster LLC	12/23/2004	$0	$10
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated company.
7	7-Day net yield.
8	At September 30, 2010, the cost of investments for federal tax purposes was $1,789,430,194. The net unrealized appreciation of investments for federal tax purposes was $121,879,757. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $168,371,247 and net unrealized depreciation from investments for those securities having an excess of cost over value of $46,491,490.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,898,074,393	$0	$1,898,074,393
Equity Securities:
Common Stock
Domestic	955,421	—	10	955,431
International	—	—	1,314	1,314
Preferred Stock
Domestic	—	4,359,760	—	4,359,760
Mutual Fund	7,919,053	—	—	7,919,053
TOTAL SECURITIES	$8,874,474	$1,902,434,153	$1,324	$1,911,309,951

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Corporate Bonds Securities	Investments in Equity - Domestic Securities	Investments in Equity - International Securities
Balance as of January 1, 2010	$0	$171,691	$1,293
Realized gain (loss)	—	(4,555,010)	—
Change in unrealized appreciation/depreciation	(18,563)	4,568,103	21
Net Purchases (sales)	—	(184,774)	—
Transfers in and/or out of level[3]	18,563[1]	—	—
Balance as of September 30, 2010	$0	$10	$1,314
The total change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2010.	$(18,563)	$0	$21
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	November 18, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 18, 2010